CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2023 CNY (¥) ¥ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 CNY (¥) ¥ / shares shares	Sep. 30, 2021 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)
Revenues	¥ 93,307	$ 12,996	¥ 52,580	¥ 46,425
Cost of revenues	(76,060)	(10,594)	(36,386)	(33,611)
Gross profit	17,247	2,402	16,194	12,814
Operating expenses
Selling and marketing	(8,359)	(1,164)	(7,335)	(5,564)
General and administrative	(14,228)	(1,982)	(14,321)	(73,315)
Research and development	(7,447)	(1,037)	(7,434)	(1,979)
Impairment of assets	(2,204)	(307)		(69,870)
Total operating expenses, net	(32,238)	(4,490)	(29,090)	(150,728)
Loss from operations	(14,991)	(2,088)	(12,896)	(137,914)
Interest expense, net	(982)	(137)	(8,228)	(8,558)
Impairment of long-term investment	(1,490)	(208)	(2,906)	(5,958)
Rental income	10,600	1,477	10,603	10,603
Other non-operating income (expense),net	69,691	9,707	15,738	14,924
Income (loss) before income taxes	62,831	8,751	2,311	(126,903)
Income tax (expense) benefits (note 20)	(162)	(23)	14	(178)
Net Income (loss)	62,669	8,728	2,325	(127,081)
Less: Net (loss) income attributable to non-controlling interests	7,337	1,022	8,590	(35,552)
Net loss attributable to Origin Agritech Limited	55,332	7,706	(6,265)	(91,529)
Other comprehensive loss
Net loss	62,669	8,728	2,325	(127,081)
Foreign currency translation difference	(214)	(30)	447	(816)
Comprehensive Income (loss)	62,455	8,698	2,772	(127,897)
Less: Comprehensive income (loss) income attributable to non-controlling interests	7,337	1,022	8,590	(35,552)
Comprehensive loss attributable to Origin Agritech Limited	¥ 55,118	$ 7,676	¥ (5,818)	¥ (92,345)
Basic net income(loss) per share attributable to Origin Agritech Limited (note 21) (in dollars per share) | (per share)	¥ 8.45	$ 1.18	¥ (1.09)	¥ (16.29)
Diluted net income(loss) per share attributable to Origin Agritech Limited (note 21) (in dollars per share) | (per share)	¥ 8.43	$ 1.17	¥ (1.09)	¥ (16.29)
Shares used in computing earnings per share:
Basic (in shares)	6,546,153	6,546,153	5,773,094	5,617,424
Diluted (in shares)	6,562,278	6,562,278	5,773,094	5,617,424